Long-Term Investment (Details) - Wize Pharma Inc [Member]	Dec. 31, 2017 shares
Long-Term Investment (Textual)
Shares of Wize Pharma Inc	8,563,254
Percent of Wize Pharma Inc's outstanding shares	8.20%